Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited), July 31, 2020
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Alabama 1.3%
Alabama Incentives Financing Authority , Revenue , 2012-A , Pre-Refunded , 5% , 9/01/42
$ 14,300,000 $ 15,689,245
Alabama Public Health Care Authority , State of Alabama Department of Public Health ,
Revenue , 2015 , Refunding , 5% , 9/01/44 ................................. 17,085,000 19,976,124
Birmingham Airport Authority , Revenue , 2010 , AGMC Insured , 5.5% , 7/01/40 .......
20,000,000 20,017,800
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 11,300,000 12,399,151
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 5,250,000 5,250,000
PowerSouth Energy Cooperative, Revenue, 2010 A, Refunding, AGMC Insured, 5%,
8/01/37 ........................................................ 5,000,000 5,000,000
Chilton County Health Care Authority , Revenue , 2015 A , 5% , 11/01/40 ............
8,425,000 9,731,717
City of Phenix City , Water & Sewer , Revenue , 2010 A , AGMC Insured , 5% , 8/15/40 ..
8,090,000 8,101,973
Limestone County Water & Sewer Authority , Revenue , 2017 , Refunding , BAM Insured ,
5% , 12/01/45 ..................................................... 10,500,000 12,578,370
State of Alabama , Docks Department , Revenue , 2010 , Pre-Refunded , 6% , 10/01/40 .
6,000,000 6,055,440
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 6,135,900
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/38 ............................. 3,500,000 3,907,925
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 8,000,000 8,932,400
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 12,103,200
145,879,245
Alaska 0.6%
Alaska Industrial Development & Export Authority , Providence St. Joseph Health
Obligated Group , Revenue , 2011A , 5% , 10/01/40 .......................... 10,000,000 10,355,000
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 18,565,349
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 14,734,121
City of Anchorage , Electric , Revenue, Senior Lien , 2014A , Refunding , 5% , 12/01/41 .
8,875,000 10,350,291
State of Alaska , International Airports System , Revenue , 2010C , 5% , 10/01/33 .....
12,565,000 12,634,987
66,639,748
Arizona 2.4%
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 10,861,560
a
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2019 , Mandatory Put ,
5% , 6/03/24 ...................................................... 15,000,000 17,302,950
City of Lake Havasu City , Wastewater System , Revenue , 2015B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 17,703,750
City of Mesa , Utility System , Revenue , 2012 , 4% , 7/01/36 .....................
19,000,000 19,920,740
City of Phoenix Civic Improvement Corp. ,
Revenue, 2019 A, 4%, 7/01/45 ........................................ 10,000,000 10,632,200
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 28,098,500
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 16,000,000 19,204,800
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/32 ........................................................ 6,000,000 8,653,380
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/34 ........................................................ 5,000,000 7,454,800
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/35 ........................................................ 9,860,000 14,920,645
Glendale Municipal Property Corp. , Revenue , 2012C , Refunding , 5% , 7/01/38 ......
15,500,000 17,007,685
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 25,000,000 28,856,500
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 10,000,000 11,374,100
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 5,000,000 5,596,550

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp. , El Paso Electric Co. , Revenue , 2009A ,
Refunding , 3.6% , 2/01/40 ............................................ $ 19,500,000 $ 21,347,820
Pinal County Electric District No. 3 , Revenue , 2011 , Pre-Refunded , 5.25% , 7/01/36 ..
10,000,000 10,460,900
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 11,353,400
260,750,280
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Health Obligated Group, Revenue, 2019, 5%, 12/01/47 ................ 3,025,000 3,669,295
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/40 ........................................................ 1,100,000 1,342,297
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/44 ........................................................ 5,000,000 6,034,450
Bentonville School District No. 6 , GO , B , Refunding , 4% , 6/01/47 ................
27,935,000 31,273,791
University of Arkansas ,
Revenue, 2012B, Pre-Refunded, 5%, 11/01/37 ............................ 3,100,000 3,359,718
Revenue, 2017, 5%, 11/01/47 ........................................ 6,500,000 7,989,410
Revenue, 2019A, Refunding, 5%, 11/01/49 ............................... 3,000,000 3,774,780
57,443,741
California 7.4%
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020B,
Refunding, 5%, 11/01/29 ........................................... 3,000,000 4,067,160
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 24,500,000 32,341,225
California State Public Works Board ,
Revenue, 2012 A, AGMC Insured, 5%, 4/01/28 ............................ 13,030,000 14,031,225
Revenue, 2012 A, AGMC Insured, 5%, 4/01/29 ............................ 21,000,000 22,591,800
Revenue, 2012 A, 5%, 4/01/30 ........................................ 18,000,000 19,333,260
Revenue, 2012 A, 5%, 4/01/33 ........................................ 12,475,000 13,351,618
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010A , Refunding , 4.5% , 9/01/29 .......................... 14,830,000 14,868,113
City of Los Angeles ,
Department of Airports, Revenue, 2010A, 5%, 5/15/40 ...................... 9,975,000 10,075,748
Department of Airports, Revenue, 2010D, 5%, 5/15/40 ...................... 19,570,000 19,767,657
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 4,529,785
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 11,989,335
GO, C, AGMC Insured, Zero Cpn ., 8/01/39 ............................... 7,500,000 4,666,950
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, 5.75%, 1/15/46 ............................. 25,000,000 27,949,000
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 20,000,000 23,990,600
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn ., 1/15/30 .............. 15,475,000 18,222,586
Revenue, 2013 A, Refunding, Zero Cpn ., 1/15/42 .......................... 20,000,000 22,815,400
Jefferson Union High School District ,
GO, D, Pre-Refunded, Zero Cpn ., 8/01/35 ............................... 10,500,000 3,344,040
GO, D, Pre-Refunded, Zero Cpn ., 8/01/40 ............................... 10,000,000 2,103,300
GO, D, Pre-Refunded, Zero Cpn ., 8/01/41 ............................... 13,590,000 2,628,578
Los Angeles Community College District , GO , 2010C , Pre-Refunded , 5.25% , 8/01/39
30,000,000 30,000,000
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B , 5% ,
7/01/31 ......................................................... 20,000,000 22,612,400
Los Angeles Unified School District , GO , 2010 KRY , 5.25% , 7/01/34 .............
36,625,000 36,754,653
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
12,500,000 20,377,500
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/31 ............................ 2,055,000 1,749,607

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
New Haven Unified School District, (continued)
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/32 ............................ $ 7,830,000 $ 6,474,001
GO, 2009, AGMC Insured, Zero Cpn ., 8/01/33 ............................ 7,660,000 6,148,222
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,324,844
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,343,808
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,695,440
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,374,264
Rialto Unified School District , GO , 2011A , AGMC Insured , Zero Cpn ., 8/01/36 ......
20,000,000 13,399,600
San Francisco City & County Airport Comm -San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 38,000,000 46,363,040
Revenue, Second Series, 2019E, 5%, 5/01/50 ............................ 1,500,000 1,828,335
San Joaquin Hills Transportation Corridor Agency ,
Revenue, Senior Lien, 1993, ETM, Zero Cpn ., 1/01/23 ...................... 7,000,000 6,947,990
Revenue, Senior Lien, 2014A, Refunding, 5%, 1/15/34 ...................... 50,000,000 56,524,000
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 12,285,082
San Mateo Foster City School District , GO , A , Zero Cpn ., 8/01/42 ...............
50,000,000 56,561,000
San Mateo Union High School District ,
GO, 2011A, Zero Cpn ., 9/01/33 ....................................... 6,065,000 6,136,082
GO, 2011A, Zero Cpn ., 9/01/41 ....................................... 20,000,000 22,916,200
Santa Ana Unified School District ,
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/35 ........................... 10,000,000 7,445,300
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/36 ........................... 18,865,000 13,590,723
GO, 2009B, AGMC Insured, Zero Cpn ., 8/01/37 ........................... 10,000,000 6,986,100
Santa Monica-Malibu Unified School District , GO , A , 4% , 8/01/44 ...............
9,360,000 10,904,587
State of California ,
GO, 5.9%, 4/01/23 ................................................. 900,000 908,028
GO, 5.25%, 3/01/30 ................................................ 40,000,000 40,144,800
GO, 6%, 3/01/33 .................................................. 4,030,000 4,047,289
GO, 2002, NATL Insured, 5%, 10/01/32 ................................. 20,000 20,065
GO, 2010, 5.25%, 11/01/40 .......................................... 50,000,000 50,543,000
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/29 .................... 10,000,000 8,885,500
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/30 .................... 20,845,000 18,073,240
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/31 .................... 20,000,000 16,898,400
GO, C-1, Refunding, AGMC Insured, Zero Cpn ., 8/01/32 .................... 10,730,000 8,798,278
816,728,758
Colorado 3.2%
City & County of Denver ,
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 39,690,000 47,054,480
Revenue, 2018A-2, Zero Cpn ., 8/01/35 ................................. 2,000,000 1,281,940
Revenue, 2018A-2, Zero Cpn ., 8/01/36 ................................. 2,500,000 1,528,000
Revenue, 2018A-2, Zero Cpn ., 8/01/37 ................................. 2,455,000 1,430,921
Revenue, 2018A-2, Zero Cpn ., 8/01/38 ................................. 2,000,000 1,113,440
Airport System, Revenue, 1992-C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 4,500,352
Airport System, Revenue, 1992-C, NATL Insured, 6.125%, 11/15/25 ............ 4,410,000 4,586,841
Airport System, Revenue, 2013B, 5.25%, 11/15/33 ......................... 16,405,000 18,424,620
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/38 .................. 12,000,000 14,787,480
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 11,000,000 13,396,790
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 10,000,000 12,095,900
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 31,940,740
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 5%,
11/15/41 ....................................................... 30,505,000 35,607,266
Adventist Health System/Sunbelt Obligated Group, Revenue, 2018A, 5%, 11/15/48 12,000,000 14,450,760

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/43 ....................................................... $ 30,000,000 $ 34,815,900
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/41 .... 5,000,000 5,809,150
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 10,200,000 11,763,048
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 10,000,000 12,195,900
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 19,000,000 23,274,430
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... 1,000,000 1,114,650
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 3,000,000 3,321,510
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019B, Refunding, 4%, 1/01/40 ...................................... 10,000,000 11,206,900
Eagle River Water and Sanitation District , Revenue , 2020 A , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,250,000 1,502,063
Park Creek Metropolitan District , Revenue, Senior Lien , 2018A , 5% , 12/01/46 ......
2,875,000 3,508,247
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 31,718,400
Regional Transportation District , Sales Tax , Revenue , 2012A , 5% , 11/01/32 ........
10,000,000 10,901,800
353,331,528
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 3,000,000 3,454,230
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/39 .......... 5,750,000 6,581,910
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,568,758
State of Connecticut ,
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,650,000 1,920,682
Special Tax, 2020 A, 5%, 5/01/40 ...................................... 2,000,000 2,563,320
17,088,900
Delaware 0.0%
†
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,079,551
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,422,482
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,042,272
3,544,305
Florida 6.1%
Broward County Housing Finance Authority ,
Heron Pointe Ltd., Revenue, 1997 A, 5.65%, 11/01/22 ...................... 210,000 210,766
Heron Pointe Ltd., Revenue, 1997 A, 5.7%, 11/01/29 ....................... 225,000 225,923
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 19,772,320
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 17,000,000 21,443,120
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/53 ....................................... 9,235,000 9,667,660
City of Cape Coral ,
Water & Sewer, Revenue, 2011A, Pre-Refunded, AGMC Insured, 5%, 10/01/42 ... 21,510,000 22,722,089
Water & Sewer, Revenue, 2017, Refunding, 5%, 10/01/39 ................... 10,000,000 12,505,000
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 13,032,318
City of Deltona , Utility System , Revenue , 2013 , Refunding , AGMC Insured , 5.125% ,
10/01/39 ........................................................ 5,000,000 5,718,400
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/36 .......................... 7,150,000 9,020,654
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 31,640,000 41,047,838
City of Miami Beach ,
GO, 2019, Refunding, 4%, 5/01/44 ..................................... 15,000,000 17,811,000

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Miami Beach, (continued)
Revenue, 2015A, 5%, 9/01/40 ........................................ $ 11,000,000 $ 12,213,300
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/42 ................... 15,000,000 17,754,300
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 17,713,500
City of Sunrise , Utility System , Revenue , 1998 , Pre-Refunded , AMBAC Insured , 5.2% ,
10/01/22 ........................................................ 420,000 423,326
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 2,000,000 2,267,600
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 3,000,000 3,731,550
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/35 ............ 755,000 481,282
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/36 ............ 800,000 487,560
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/37 ............ 800,000 466,288
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/38 ............ 1,050,000 584,083
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/39 ............ 1,000,000 530,780
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/49 ............ 5,150,000 1,733,233
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 16,131,150
County of Miami-Dade ,
Revenue, 2012B, Refunding, 5%, 10/01/31 .............................. 5,000,000 5,419,800
Revenue, 2012B, Refunding, 5%, 10/01/32 .............................. 4,500,000 4,868,730
Revenue, 2012B, Refunding, 5%, 10/01/35 .............................. 3,250,000 3,504,605
Aviation, Revenue, 2019A, 5%, 10/01/49 ................................ 22,500,000 27,317,475
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 8,134,700
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 20,000,000 22,089,400
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/44 .................... 27,500,000 32,742,600
County of Osceola ,
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/44 ................. 2,000,000 2,432,520
Transportation, Revenue, 2019 A-1, Refunding, 5%, 10/01/49 ................. 2,500,000 3,026,900
County of Pinellas , Sewer , Revenue , 2003 , AGMC Insured , 5% , 10/01/32 .........
610,000 612,227
County of Seminole , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/40 .....
8,500,000 10,171,270
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 ......................... 16,480,000 18,193,590
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
4,750,000 5,014,670
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
10,000,000 11,278,900
Hillsborough County Aviation Authority ,
Revenue, 2015-B, 5%, 10/01/44 ....................................... 10,000,000 11,240,600
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 23,956,200
Hillsborough County School Board , COP , 2012A , Pre-Refunded , 5% , 7/01/28 ......
520,000 567,096
JEA Electric System ,
Revenue, 2020 A, Refunding, 4%, 10/01/35 .............................. 5,000,000 6,002,300
Revenue, 2020A-3, Refunding, 4%, 10/01/38 ............................. 9,080,000 11,062,890
Revenue, 2020A-3, Refunding, 4%, 10/01/39 ............................. 9,300,000 11,298,570
Lee Memorial Health System , Obligated Group , Revenue , 2019A-1 , Refunding , 5% ,
4/01/44 ......................................................... 4,220,000 5,134,896
Martin County Health Facilities Authority ,
Martin Memorial Medical Center Obligated Group, Revenue, 2012, Pre-Refunded,
AGMC Insured, 5.5%, 11/15/42 ...................................... 7,600,000 8,116,876
Miami Beach Redevelopment Agency , Tax Allocation , 2015A 2015B , Refunding , AGMC
Insured , 5% , 2/01/44 ............................................... 12,000,000 13,702,440
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,728,100
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,810,349
Revenue, A, 5%, 7/01/40 ............................................ 30,265,000 30,340,057

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... $ 3,635,000 $ 4,501,002
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 8,634,430
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/39 ..... 6,000,000 7,117,920
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,040,700
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 15,251,740
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2020B , 5% , 11/15/42 ....................... 500,000 592,645
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
10,000,000 11,165,300
South Broward Hospital District , Obligated Group , Revenue , 2018 , 5% , 5/01/45 .....
20,715,000 25,226,106
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
17,500,000 20,400,275
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
10,000,000 12,121,700
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 6,141,000
Town of Davie , Water & Sewer , Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% ,
10/01/32 ........................................................ 8,575,000 9,047,826
667,703,445
Georgia 3.4%
Albany-Dougherty Payroll Development Authority , Darton Boosters, Inc. , Revenue ,
2010 , AGMC Insured , 5.75% , 6/15/41 ................................... 5,550,000 5,571,312
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,291,300
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 7,149,029
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 8,004,162
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,891,300
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 6,014,050
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 17,153,872
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 18,413,320
Department of Aviation, Revenue, 2010C, Refunding, 6%, 1/01/30 ............. 15,000,000 15,333,450
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 34,758,375
Water & Wastewater, Revenue, 2018 C, Refunding, 4%, 11/01/38 .............. 13,550,000 16,010,138
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/40 .............. 4,655,000 5,886,247
Water & Wastewater, Revenue, 2018A, Refunding, 5%, 11/01/41 .............. 4,845,000 6,111,919
Clarke County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 7/01/46 ............................... 10,835,000 12,626,784
b
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 5%, 4/01/37 400,000 495,892
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 200,000 226,314
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/41 325,000 365,410
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019A , Refunding , 5% , 7/01/44 ............................... 10,000,000 12,225,200
Development Authority for Fulton County ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 11,005,000 12,824,897
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 5,000,000 5,911,650
b
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,500,000 4,012,715
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 20,736,095
Oglethorpe Power Corp., Revenue, 2017C, Refunding, 4.125%, 11/01/45 ........ 2,500,000 2,802,175

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2014A , Refunding , 5% , 7/01/39 ............................... $ 11,420,000 $ 12,870,226
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,207,200
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017A , Refunding , 5% , 2/15/45 .................. 13,040,000 15,389,417
Georgia Housing & Finance Authority , Revenue , 2020 A , Refunding , 3.05% , 12/01/40
2,250,000 2,436,075
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,607,345
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 5,000,000 6,519,300
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 17,043,115
Medical Center Hospital Authority , Columbus Regional Healthcare Obligated Group ,
Revenue , 2010 , Pre-Refunded , AGMC Insured , 5% , 8/01/41 ................. 7,500,000 7,500,000
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 5,597,722
Revenue, 2019 B, 5%, 1/01/59 ........................................ 4,000,000 4,753,720
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 10,000,000 10,517,400
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 10,000,000 11,170,400
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 6,005,000 7,751,314
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/39 ................. 2,100,000 2,569,854
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/40 ................. 2,000,000 2,436,340
Emory University, Revenue, 2020 B, Refunding, 4%, 9/01/41 ................. 2,250,000 2,731,568
Savannah Economic Development Authority , SSU Community Development I LLC ,
Revenue , 2010 , AGMC Insured , 5.75% , 6/15/41 ........................... 10,000,000 10,033,500
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 15,000,000 16,553,700
State of Georgia , GO , 2017 A , 4% , 2/01/36 ................................
10,000,000 11,885,000
377,388,802
Hawaii 1.0%
City & County Honolulu ,
Wastewater System, Revenue, Senior Lien, 2011 A&B, Pre-Refunded, 5%, 7/01/38 10,000,000 10,442,900
Wastewater System, Revenue, Senior Lien, 2018 A, 5%, 7/01/47 .............. 25,000,000 31,096,750
b
City & County of Honolulu , GO , 2020 C , 4% , 7/01/44 .........................
2,125,000 2,557,756
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 15,000,000 18,160,650
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 15,450,000 18,574,917
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 10,537,500
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 17,544,517
108,914,990
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 5,146,134
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 4,274,935
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 6,871,560
16,292,629
Illinois 3.9%
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 12,950,000 14,135,831
Revenue, Second Lien, 2016B, Refunding, 5%, 1/01/46 ..................... 18,420,000 20,856,782

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016D, 5.25%, 1/01/42 ............................ $ 10,000,000 $ 11,911,400
Revenue, Senior Lien, 2016D, 5%, 1/01/47 .............................. 18,000,000 21,016,980
Revenue, Third Lien, 2010-C, AGMC Insured, 5.25%, 1/01/35 ................ 39,485,000 39,634,253
Revenue, Third Lien, 2011A, Pre-Refunded, 5.75%, 1/01/39 .................. 4,160,000 4,254,182
Revenue, Third Lien, 2011A, 5.75%, 1/01/39 ............................. 840,000 854,566
Chicago Park District ,
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,119,870
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 1,116,350
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 1,113,100
GO, 2020C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,549,646
GO, 2020C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,746,039
Chicago Transit Authority , Revenue , 2011 , 5.25% , 12/01/40 ....................
10,000,000 10,372,600
City of Chicago , GO , 1998 , NATL Insured , ETM, 5.75% , 1/01/23 ................
8,955,000 9,776,353
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2016 A, Refunding, 5%, 2/15/45 20,000,000 23,772,800
CHF- Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,406,650
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,823,550
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 34,038,000
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 8,780,000 10,752,954
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/32 ...................... 3,490,000 2,336,729
Revenue, 2002 A, NATL Insured, Zero Cpn ., 12/15/34 ...................... 1,655,000 1,020,738
Revenue, 2002 A, NATL Insured, Zero Cpn ., 6/15/38 ....................... 2,325,000 1,225,880
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn ., 12/15/40 ................ 6,000,000 3,147,420
Revenue, NATL RE Insured, ETM, 5.65%, 6/15/22 ......................... 5,500,000 6,043,235
Revenue, 2002 B, NATL RE Insured, 5.65%, 6/15/22 ....................... 24,500,000 25,983,720
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
14,530,000 15,226,714
Regional Transportation Authority , Revenue , 1990A , AMBAC Insured , 7.2% , 11/01/20
170,000 172,609
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/24 .................................. 3,850,000 3,660,965
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn ., 12/01/26 .................................. 7,700,000 7,034,412
St. Clair County School District No. 189 East St. Louis , GO , 2008 , Refunding , AMBAC
Insured , 5.125% , 1/01/28 ............................................ 7,135,000 7,144,918
State of Illinois ,
GO, 2010, Refunding, AGMC Insured, 5%, 1/01/23 ......................... 10,000,000 10,026,600
GO, 2012, AGMC Insured, 5%, 3/01/27 ................................. 11,500,000 12,074,540
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,215,000 4,769,188
GO, 2016, 4%, 6/01/33 ............................................. 2,600,000 2,697,032
GO, 2017C, 5%, 11/01/29 ........................................... 6,850,000 7,821,330
GO, 2017D, 5%, 11/01/26 ........................................... 8,800,000 10,014,048
GO, 2017D, 5%, 11/01/28 ........................................... 15,235,000 17,484,143
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,573,775
GO, 2020, 5.5%, 5/01/30 ............................................ 3,700,000 4,592,736
GO, 2020, 5.5%, 5/01/39 ............................................ 7,840,000 9,353,747
GO, 2020, 5.75%, 5/01/45 ........................................... 1,250,000 1,500,250
University of Illinois ,
Auxiliary Facilities System, Revenue, 2011A, 5.125%, 4/01/36 ................ 2,950,000 3,017,112
Auxiliary Facilities System, Revenue, 2011A, 5.25%, 4/01/41 ................. 5,000,000 5,111,400
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/43 ....................................................... 8,550,000 7,906,784
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/54 ....................................................... 11,000,000 9,874,810

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Village of Bolingbrook , GO , 2013A , Refunding , Zero Cpn ., 1/01/36 ..............
$ 19,000,000 $ 9,503,420
425,570,161
Indiana 3.1%
City of Indianapolis , Department of Public Utilities Water System , Revenue, First Lien ,
2016 B , Refunding , 5% , 10/01/37 ...................................... 15,000,000 18,718,500
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,597,240
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 12,729,086
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 15,895,650
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 21,084,558
CWA Authority, Inc., Revenue, First Lien, 2011A, 5.25%, 10/01/38 ............. 12,000,000 12,661,440
CWA Authority, Inc., Revenue, First Lien, 2012A, 5%, 10/01/37 ................ 5,000,000 5,447,500
CWA Authority, Inc., Revenue, First Lien, 2012A, 4%, 10/01/42 ................ 24,690,000 26,031,655
CWA Authority, Inc., Revenue, First Lien, 2014A, 5%, 10/01/39 ................ 30,000,000 34,821,300
Deaconess Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
3/01/39 ........................................................ 5,000,000 5,678,250
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 13,351,000
Marion County Capital Improvement Board, Revenue, 2015A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 11,623,600
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 20,000,000 21,517,600
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 6,575,447
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 25,287,198
Indiana University , Revenue , 2020A , Refunding , 4% , 6/01/45 ..................
8,525,000 10,328,975
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 28,924,415
Revenue, 2019A, 4%, 2/01/44 ........................................ 6,050,000 7,296,784
Revenue, 2019A, 5%, 2/01/49 ........................................ 41,970,000 52,311,408
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 7,102,620
340,984,226
Iowa 0.3%
Iowa Finance Authority ,
Iowa Health System Obligated Group, Revenue, 2018B, Refunding, 5%, 2/15/48 .. 7,500,000 9,102,375
State Revolving Fund, Revenue, 2017, Refunding, 5%, 8/01/42 ............... 16,000,000 20,140,800
29,243,175
Kansas 0.7%
Butler County Unified School District No. 490 El Dorado , GO , 2016 B , BAM Insured ,
4% , 9/01/43 ...................................................... 10,000,000 11,266,600
University of Kansas Hospital Authority , University of Kansas Health System Obligated
Group , Revenue , 2017 A , Refunding , 5% , 3/01/47 ......................... 23,115,000 27,674,665
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,427,980
Utility System, Revenue, 2016-A, 5%, 9/01/45 ............................ 10,000,000 11,723,900
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,986,250
Utility System, Revenue, 2016-C, Refunding, 5%, 9/01/46 ................... 16,565,000 19,676,735
79,756,130
Kentucky 0.2%
Kentucky Municipal Power Agency ,
Revenue, 2015A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 11,301,000
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 9,116,403
20,417,403

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 2.7%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... $ 10,000,000 $ 11,984,700
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 7,612,360
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
20,000,000 23,765,600
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/42 .......
20,000,000 23,206,000
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,947,750
Lafayette Public Trust Financing Authority ,
Ragin Cajun Facilities, Inc., Revenue, 2010, Pre-Refunded, AGMC Insured, 5%,
10/01/25 ....................................................... 5,500,000 5,542,295
Ragin Cajun Facilities, Inc., Revenue, 2010, Pre-Refunded, AGMC Insured, 5.5%,
10/01/35 ....................................................... 6,000,000 6,050,880
Ragin Cajun Facilities, Inc., Revenue, 2010, Pre-Refunded, AGMC Insured, 5.5%,
10/01/41 ....................................................... 15,000,000 15,127,200
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014-A, 5%, 2/01/44 5,820,000 6,526,082
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/39 . 10,000,000 11,276,000
University Facilities, Inc., Revenue, 2010A, AGMC Insured, 5%, 10/01/40 ........ 8,545,000 8,600,030
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 35,000,000 40,093,200
b
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, AGMC
Insured, 3%, 6/01/50 .............................................. 2,525,000 2,622,995
b
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, 4%, 6/01/50 3,250,000 3,702,433
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 16,366,650
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 12,292,461
Ochsner Clinic Foundation, Revenue, 2002B, ETM, 5.75%, 5/15/23 ............ 10,000,000 11,507,900
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.75%, 5/15/41 ...... 15,500,000 16,288,795
Ochsner Clinic Foundation, Revenue, 2015, Refunding, 5%, 5/15/47 ........... 7,500,000 8,419,875
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/42 ........... 20,000,000 23,341,000
b
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/40 ................. 3,750,000 4,424,738
b
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 3,500,000 4,448,745
b
Tulane University, Revenue, 2020 A, Refunding, 4%, 4/01/50 ................. 4,000,000 4,616,240
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
5,700,000 6,058,074
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017B , 5% , 1/01/48 ........................................ 4,000,000 4,610,720
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... 6,000,000 7,249,200
291,681,923
Maine 0.5%
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, 6.75%, 7/01/36 ......... 4,250,000 4,378,180
MaineGeneral Health Obligated Group, Revenue, 2011, 7%, 7/01/41 ........... 10,000,000 10,320,200
MaineHealth Obligated Group, Revenue, 2018A, 5%, 7/01/43 ................. 3,000,000 3,607,890
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/50 ................. 14,215,000 16,315,693
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 19,324,005
53,945,968
Maryland 1.0%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2013C, 5%, 7/01/38 ..................... 5,000,000 5,651,100
Wastewater Utility Fund, Revenue, 2013C, 5%, 7/01/43 ..................... 10,000,000 11,242,100
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/39 ..................... 10,000,000 11,565,100

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Baltimore, (continued)
Wastewater Utility Fund, Revenue, 2014C, 5%, 7/01/44 ..................... $ 10,000,000 $ 11,486,800
Water Utility Fund, Revenue, 2014A, 5%, 7/01/39 .......................... 9,430,000 10,840,445
Water Utility Fund, Revenue, 2014A, 5%, 7/01/44 .......................... 5,500,000 6,279,845
Maryland Community Development Administration , Housing , Revenue , 2018 A ,
Refunding , 3.85% , 9/01/33 ........................................... 5,150,000 5,873,266
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 13,932,375
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 .. 1,945,000 2,183,418
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 3,353,220
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/42 .............. 7,500,000 8,763,075
University of Maryland Medical System Obligated Group, Revenue, 1991 B, NATL
Insured, ETM, 7%, 7/01/22 ......................................... 90,000 99,901
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
13,205,000 15,884,559
107,155,204
Massachusetts 3.5%
Commonwealth of Massachusetts ,
GO, 2016G, 4%, 9/01/42 ............................................ 20,000,000 22,717,200
GO, 2017B, 5%, 4/01/47 ............................................ 12,335,000 15,126,041
GO, 2018A, 5%, 1/01/41 ............................................ 15,000,000 18,937,500
GO, 2018A, 5%, 1/01/46 ............................................ 10,000,000 12,494,200
GO, 2019 A, 5.25%, 1/01/44 .......................................... 10,000,000 13,013,600
Transportation Fund, Revenue, 2012A, 4%, 6/01/35 ........................ 10,000,000 10,236,700
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 25,055,000 30,691,623
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 18,788,850
Massachusetts Bay Transportation Authority , Revenue , 2005 A , 5% , 7/01/28 .......
10,000,000 13,370,100
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 450,000 451,832
Revenue, 2002A, 5%, 8/01/32 ........................................ 225,000 225,742
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2018 J-2, 5%, 7/01/53 ...... 5,000,000 5,938,500
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/41 ... 10,135,000 12,019,502
Partners Healthcare System, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/47 ..... 15,000,000 17,772,750
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ... 15,415,000 17,589,594
Wellesley College, Revenue, 2012, 5%, 7/01/42 ........................... 10,000,000 10,652,700
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,250,000 1,427,587
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 11,962,400
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 2,340,000 2,373,579
Revenue, 2013K, 5.25%, 7/01/29 ...................................... 4,570,000 4,846,348
Massachusetts Health & Educational Facilities Authority ,
Beth Israel Lahey Health Obligated Group, Revenue, 1998-A, Pre-Refunded, NATL
Insured, 5%, 7/01/25 .............................................. 750,000 781,110
Northeastern University, Revenue, 2010A, 5%, 10/01/35 .................... 20,000,000 20,153,800
Massachusetts Housing Finance Agency , Revenue , 2020 A-1 , FHA Insured , 3% ,
12/01/45 ........................................................ 4,000,000 4,230,560
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/44 ........................................ 15,000,000 18,597,750
Revenue, 2019 C, 5%, 7/01/49 ........................................ 10,000,000 12,299,300
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 8,962,575
Massachusetts School Building Authority ,
Revenue, 2018 A, 4%, 2/15/43 ........................................ 10,750,000 12,487,308
Revenue, 2019A, 5%, 2/15/49 ........................................ 25,000,000 29,726,750
Revenue, 2020 A, 4%, 8/15/45 ........................................ 12,000,000 14,520,360

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 2014-1, Pre-Refunded, 5%, 11/01/39 .................. $ 3,610,000 $ 4,343,227
Revenue, Senior Lien, 2014-1, 5%, 11/01/39 ............................. 16,390,000 18,962,738
385,701,826
Michigan 2.8%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... 10,000 10,034
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 ....................... 10,000,000 10,925,900
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, 5.25%, 7/01/39 ................................ 12,000,000 13,168,200
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003-A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,034
Detroit City School District ,
GO, 2012A, Refunding, 5%, 5/01/30 .................................... 1,245,000 1,338,188
GO, 2012A, Refunding, 5%, 5/01/33 .................................... 1,500,000 1,604,940
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2016A, 5%, 11/01/44 ............ 20,925,000 24,054,543
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 30,000,000 34,272,000
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 25,920,000 32,164,906
McLaren Health Care Corp. Obligated Group, Revenue, 2019 A, 4%, 2/15/44 ..... 20,000,000 22,903,000
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/39 ..... 29,750,000 31,646,763
Michigan State Building Authority ,
Revenue, 2011 I-A, Refunding, 5.375%, 10/15/36 .......................... 6,730,000 7,122,494
Revenue, 2013 1-A, Refunding, 5.25%, 10/15/44 .......................... 20,655,000 23,548,352
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,916,700
Trinity Health Corp. Obligated Group, Revenue, Pre-Refunded, 5%, 12/01/34 ..... 10,000,000 10,877,061
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3.25% , 10/01/44
3,450,000 3,716,685
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 250,000 262,147
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 10,000,000 11,284,000
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 6,000,000 6,327,600
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007A , 6% , 6/01/34 ............................... 40,000,000 40,010,400
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 7,940,000 9,251,370
GO, 2020, 4%, 5/01/50 ............................................. 8,665,000 10,034,157
306,449,474
Minnesota 0.1%
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 5/01/48 ............................................. 10,000,000 12,298,000
Mississippi 0.7%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 25,000,000 29,960,500
Mississippi Development Bank , City of Jackson Water & Sewer System , Revenue ,
2013 , AGMC Insured , 6.875% , 12/01/40 ................................. 3,400,000 4,000,338
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/36 .... 6,350,000 7,369,683

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Hospital Equipment & Facilities Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2016A, 5%, 9/01/46 .... $ 30,000,000 $ 34,222,200
75,552,721
Missouri 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020A , Refunding , 4% , 10/01/44 ...................................... 6,000,000 7,122,900
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 4,272,680
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 28,153,000
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 7,500,000 8,978,925
Kansas City Industrial Development Authority ,
Airport, Revenue, 2019 B, 5%, 3/01/46 .................................. 16,000,000 19,068,160
Airport, Revenue, 2019 B, 5%, 3/01/54 .................................. 23,500,000 27,852,670
95,448,335
Montana 0.2%
Montana Facility Finance Authority ,
Benefis Health System Obligated Group, Revenue, 2016, Refunding, 5%, 2/15/41 . 2,650,000 3,132,538
Billings Clinic Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ....... 10,000,000 12,560,300
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 7,520,890
23,213,728
Nebraska 0.8%
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017A , 5% , 11/15/47 ....................................... 10,000,000 11,801,100
Hospital Authority No. 1 of Lancaster County , Bryan Medical Center Obligated Group ,
Revenue , 1992 , NATL Insured , ETM, 6.7% , 6/01/22 ........................ 635,000 683,286
Omaha Public Power District , Revenue , 2011 B , Pre-Refunded , 5% , 2/01/39 .......
23,305,000 23,860,358
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 11,821,600
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 11,751,400
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 8,910,026
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 6,229,474
University of Nebraska ,
Revenue, 2011, Pre-Refunded, 5%, 7/01/37 .............................. 5,000,000 5,342,500
Revenue, 2011, Pre-Refunded, 5%, 7/01/42 .............................. 7,500,000 8,013,750
88,413,494
Nevada 0.3%
City of Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue ,
2017 , Refunding , 5% , 9/01/47 ........................................ 2,775,000 3,200,851
City of Henderson , GO , 2020A-1 , 4% , 6/01/45 ..............................
10,000,000 11,946,000
City of Reno , Renown Regional Medical Center , Revenue , 2004C , AGMC Insured ,
5.375% , 6/01/39 ................................................... 1,535,000 1,538,362
Clark County School District ,
GO, 2020A, AGMC Insured, 4%, 6/15/36 ................................ 750,000 897,420
GO, 2020A, AGMC Insured, 4%, 6/15/37 ................................ 875,000 1,043,289
GO, 2020A, AGMC Insured, 4%, 6/15/38 ................................ 850,000 1,010,250
GO, 2020A, AGMC Insured, 4%, 6/15/39 ................................ 1,000,000 1,185,010
GO, 2020A, AGMC Insured, 4%, 6/15/40 ................................ 725,000 856,762
Las Vegas Convention & Visitors Authority , Revenue , 2018 B , 5% , 7/01/43 ........
10,000,000 11,577,900
33,255,844

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. $ 6,000,000 $ 7,006,920
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,642,680
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 11,911,401
New Hampshire Municipal Bond Bank , Revenue , 2010B , Pre-Refunded , 5% , 8/15/39
11,250,000 11,266,538
34,827,539
New Jersey 1.4%
New Jersey Economic Development Authority ,
Revenue, 2019 LLL, 4%, 6/15/44 ...................................... 2,200,000 2,378,244
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,200,000 8,375,112
State of New Jersey Department of the Treasury, Revenue, 2013 NN, Refunding, 5%,
3/01/28 ........................................................ 22,000,000 23,662,540
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 2,000,000 2,228,080
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 8,000,000 9,162,000
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 26,000,000 29,210,740
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 15,806,700
New Jersey Higher Education Student Assistance Authority , Revenue, Senior Lien ,
2020B , 3.5% , 12/01/39 .............................................. 8,000,000 8,188,480
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn ., 12/15/31 ....................... 6,275,000 4,588,343
Revenue, 2010A, Zero Cpn ., 12/15/40 .................................. 4,750,000 2,369,965
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 10,000,000 10,253,600
Revenue, 2013AA, 5%, 6/15/44 ....................................... 1,000,000 1,067,170
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,599,340
Revenue, 2015AA, 5%, 6/15/45 ....................................... 15,000,000 16,359,600
Revenue, 2019 BB, 4%, 6/15/38 ....................................... 2,000,000 2,165,980
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 5,150,000 5,924,612
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 12,933,587
158,274,093
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2015A, 5%, 8/01/44 . 10,000,000 11,518,800
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 18,190,350
29,709,150
New York 12.8%
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,731
GO, 2003 F, 5.25%, 1/15/23 .......................................... 5,000 5,019
GO, 2018 E-1, 5%, 3/01/40 .......................................... 14,570,000 18,038,534
GO, 2020 D-1, 4%, 3/01/44 .......................................... 4,250,000 4,979,640
Hudson Yards Infrastructure Corp. ,
Revenue, Senior Lien, 2012A, Pre-Refunded, AGMC Insured, 5%, 2/15/47 ....... 730,000 748,848
Revenue, Senior Lien, 2012A, AGMC Insured, 5%, 2/15/47 .................. 15,745,000 16,098,633
Long Island Power Authority , Revenue , 2016 B , Refunding , 5% , 9/01/46 ..........
13,000,000 15,595,710
Metropolitan Transportation Authority ,
Revenue, 2010D, Pre-Refunded, 5%, 11/15/34 ............................ 10,000,000 10,138,300
Revenue, 2010D, Pre-Refunded, 5.25%, 11/15/40 ......................... 15,000,000 15,217,950
Revenue, 2011D, Pre-Refunded, 5%, 11/15/36 ............................ 9,500,000 10,094,320
Revenue, 2012A-1, 5%, 11/15/40 ...................................... 30,000,000 31,413,000
Revenue, 2013A, 5%, 11/15/38 ....................................... 11,800,000 12,360,264
Revenue, 2013B, 5%, 11/15/43 ....................................... 8,000,000 8,386,320

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2015A, 5%, 11/15/40 ....................................... $ 7,000,000 $ 7,536,830
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,362,700
Revenue, 2016C-1, 5.25%, 11/15/56 ................................... 14,765,000 16,270,292
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 4,425,000 5,105,255
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/29 ....................... 2,090,000 1,556,611
Revenue, 2017C-1, Refunding, 5%, 11/15/33 ............................. 1,630,000 1,832,984
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 52,044,496
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 10,495,300
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 6,820,000 7,804,603
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 6,195,000 6,923,904
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 8,000,000 9,183,680
Revenue, 2020 C-1, 5.25%, 11/15/55 ................................... 24,500,000 27,957,195
b
Monroe County Industrial Development Corp. , University of Rochester , Revenue ,
2020A , 4% , 7/01/50 ................................................ 5,000,000 5,869,200
New York City ,
Water & Sewer System, Revenue, 2011GG, Pre-Refunded, 5%, 6/15/43 ......... 25,000,000 26,048,500
Water & Sewer System, Revenue, 2012 AA, Pre-Refunded, 5%, 6/15/34 ........ 10,000,000 10,419,400
Water & Sewer System, Revenue, 2012 AA, Pre-Refunded, 5%, 6/15/44 ........ 21,550,000 22,453,807
Water & Sewer System, Revenue, 2013 DD, 5%, 6/15/35 .................... 30,705,000 34,477,417
Water & Sewer System, Revenue, 2014-BB, 5%, 6/15/46 .................... 15,000,000 16,724,850
Water & Sewer System, Revenue, 2015 FF, Refunding, 5%, 6/15/39 ............ 10,000,000 11,913,600
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 17,870,400
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 39,261,950
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 15,327,120
Water & Sewer System, Revenue, 2020 DD-1, 4%, 6/15/50 .................. 8,000,000 9,583,120
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2011S-2A, 5%, 7/15/40 ............................ 35,000,000 36,360,450
Building Aid, Revenue, 2012 S-1A, 5.25%, 7/15/37 ......................... 30,300,000 31,593,204
Future Tax Secured, Revenue, 2011C, 5%, 11/01/39 ....................... 15,000,000 15,153,000
Future Tax Secured, Revenue, 2014A-1, 5%, 11/01/34 ...................... 15,000,000 17,035,200
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 11,990,000
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 13,527,135
Future Tax Secured, Revenue, 2017B, 5%, 8/01/36 ........................ 10,000,000 12,192,600
Future Tax Secured, Revenue, 2017B, 5%, 8/01/38 ........................ 10,000,000 12,153,900
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 15,048,908
Future Tax Secured, Revenue, 2018C-3, 4%, 5/01/43 ....................... 19,800,000 22,872,366
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/45 ..................... 5,200,000 6,109,116
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 11,724,000
Future Tax Secured, Revenue, 2020C, 4%, 5/01/45 ........................ 3,500,000 4,175,745
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 25,000,000 26,286,750
7 World Trade Center II LLC, Revenue, 2012, 2, Refunding, 5%, 9/15/43 ........ 6,500,000 6,913,855
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 56,498,800
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 36,782,142
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/45 ...........
8,055,000 9,752,994
New York State Dormitory Authority ,
Revenue, 2015B, 5%, 2/15/40 ........................................ 20,000,000 23,346,000
Revenue, 2018 E, 5%, 3/15/46 ........................................ 73,125,000 91,392,356
Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ............................ 5,000 6,859
State of New York Personal Income Tax, Revenue, 2013A, Pre-Refunded, 5%,
2/15/36 ........................................................ 15,000,000 16,845,000
State of New York Personal Income Tax, Revenue, 2017B, Refunding, 5%, 2/15/42 24,410,000 30,007,701
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/47 50,000,000 58,618,500
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 12,156,200
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/42 ........ 33,280,000 41,420,954
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/42 ........ 59,480,000 74,925,766

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/45 .................. $ 25,000,000 $ 30,925,750
State University of New York, Revenue, 2011A, Pre-Refunded, 5%, 7/01/41 ...... 10,000,000 10,444,800
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 20,000,000 23,051,800
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 10,389,060
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2011A, 5%, 3/15/31 ......... 10,000,000 10,268,500
State of New York Personal Income Tax, Revenue, 2019 A, 4%, 3/15/47 ......... 15,200,000 17,410,992
State of New York Personal Income Tax, Revenue, 2020 A, 4%, 3/15/45 ......... 12,000,000 14,173,800
State of New York Personal Income Tax, Revenue, 2020 C, Refunding, 4%, 3/15/45 5,000,000 5,905,750
State of New York Personal Income Tax, Revenue, 2020 C, Refunding, 4%, 3/15/49 10,000,000 11,749,300
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 22,290,200
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,067,840
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 6,290,075
Suffolk County Water Authority , Revenue , 2020 B , 3% , 6/01/45 .................
15,000,000 16,349,850
Triborough Bridge & Tunnel Authority ,
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 13,970,000 14,992,464
Revenue, 2020 A, 5%, 11/15/54 ....................................... 8,500,000 10,862,915
1,410,343,080
North Carolina 1.3%
City of Raleigh , Combined Enterprise System , Revenue , 2011 , Pre-Refunded , 5% ,
3/01/40 ......................................................... 15,830,000 16,275,773
County of Wake , GO , 2010-C , Refunding , 5% , 3/01/25 .......................
21,780,000 26,529,129
North Carolina Eastern Municipal Power Agency ,
Revenue, 1993 B, ETM, 6%, 1/01/22 ................................... 1,250,000 1,352,462
Revenue, 1993 B, ETM, 6.25%, 1/01/23 ................................. 39,030,000 44,710,426
North Carolina Turnpike Authority ,
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/33 ....................... 25,000,000 18,721,500
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/34 ....................... 15,000,000 10,817,100
Revenue, 2009B, AGMC Insured, Zero Cpn ., 1/01/35 ....................... 15,215,000 10,598,465
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 10,000,000 11,712,400
140,717,255
North Dakota 0.4%
North Dakota Housing Finance Agency ,
Revenue, 2019F, 3.05%, 7/01/43 ...................................... 2,480,000 2,657,791
Revenue, 2020 A, 3%, 7/01/40 ........................................ 2,500,000 2,721,075
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 11,763,300
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 11,209,898
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 6,615,620
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 11,845,200
46,812,884
Ohio 3.8%
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/39 ............................... 5,000,000 5,612,700
Revenue, 2015A, Refunding, 5%, 2/15/42 ............................... 2,500,000 2,796,275
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 20,000,000 23,234,200
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,186,370
Buckeye Tobacco Settlement Financing Authority ,
Revenue, A-3, Pre-Refunded, 6.25%, 6/01/37 ............................. 15,000,000 16,661,100

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, (continued)
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. $ 10,235,000 $ 11,460,641
City of Akron , Community Learning Center Income Tax , Revenue , 2012 A , Refunding ,
5% , 12/01/29 ..................................................... 10,000,000 10,823,900
City of Cleveland , Airport System , Revenue , 2012A , Pre-Refunded , AGMC Insured ,
5% , 1/01/28 ...................................................... 9,500,000 10,150,750
b
City of Middleburg Heights , Southwest General Health Center , Revenue , 2020 A ,
Refunding , 4% , 8/01/47 ............................................. 4,430,000 5,116,296
City of Toledo , Water System , Revenue , 2013 , Refunding , 5% , 11/15/38 ..........
20,000,000 22,251,600
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 8,618,400
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 8,765,475
County of Franklin ,
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/40 ................... 10,000,000 11,503,200
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 11,981,100
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 13,076,748
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,640,000 6,520,573
County of Hamilton ,
Christ Hospital Obligated Group, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%,
6/01/42 ........................................................ 22,500,000 24,475,050
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/38 .................. 12,000,000 13,625,400
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 9,026,700
Kent State University , Revenue , 2012 A , Pre-Refunded , 5% , 5/01/37 .............
10,500,000 11,389,245
Miami University , Revenue , 2020A , Refunding , 4% , 9/01/45 ....................
6,030,000 7,153,932
Northeast Ohio Regional Sewer District ,
Revenue, 2017, Refunding, 4%, 11/15/38 ................................ 10,000,000 11,901,800
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,686,900
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 15,000,000 15,274,950
Ohio Higher Educational Facility Commission , Summa Health System Obligated Group ,
Revenue , 2010 , AGMC Insured , 5.25% , 11/15/40 .......................... 15,000,000 15,037,800
Ohio State University (The) , Revenue , 2013A , 5% , 6/01/38 ....................
10,000,000 11,037,100
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 20,000,000 25,041,000
Revenue, Junior Lien, 2013 A-4, Zero Cpn ., 2/15/35 ........................ 35,000,000 43,281,700
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding, 4%,
1/01/36 ........................................................ 6,500,000 7,566,000
Cleveland Clinic Health System Obligated Group, Revenue, 2019B, 4%, 1/01/43 .. 12,130,000 14,151,464
University Hospitals Health System, Inc. Obligated Group, Revenue, 2012 A, AGMC
Insured, 5%, 1/15/41 .............................................. 7,000,000 7,321,930
418,730,299
Oklahoma 0.2%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,922,440
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 5,477,670
McGee Creek Authority , Revenue , 1992 , NATL Insured , 6% , 1/01/23 .............
120,000 128,947
Norman Regional Hospital Authority , Obligated Group , Revenue , 2019 , 5% , 9/01/45 .
3,500,000 4,199,230
Oklahoma Water Resources Board , Revenue , 2020 A , 4% , 10/01/45 .............
4,000,000 4,815,920
19,544,207
Oregon 1.5%
Clackamas & Washington Counties School District No. 3 ,
GO, 2020 A, Refunding, Zero Cpn ., 6/15/43 .............................. 3,250,000 1,793,350

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas & Washington Counties School District No. 3, (continued)
GO, 2020 A, Refunding, Zero Cpn ., 6/15/45 .............................. $ 3,200,000 $ 1,643,296
GO, 2020 A, Refunding, Zero Cpn ., 6/15/46 .............................. 2,500,000 1,241,900
GO, 2020 A, Refunding, Zero Cpn ., 6/15/47 .............................. 4,650,000 2,234,976
GO, 2020 A, Refunding, Zero Cpn ., 6/15/50 .............................. 2,000,000 867,960
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2005A, AGMC Insured, 5%,
8/15/40 ........................................................ 4,935,000 4,942,304
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/50 4,000,000 5,067,880
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 25,108,000
Oregon Health & Science University , Obligated Group , Revenue , 2019 A , Refunding ,
4% , 7/01/44 ...................................................... 1,685,000 1,986,699
Port of Portland , Airport , Revenue , 25B , 5% , 7/01/49 .........................
12,720,000 15,369,576
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/44 ............................................. 16,880,000 21,067,253
Salem-Keizer School District No. 24J ,
GO, 2020 A, Zero Cpn ., 6/15/39 ....................................... 2,800,000 1,773,660
GO, 2020 A, Zero Cpn ., 6/15/40 ....................................... 4,500,000 2,751,030
State of Oregon ,
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 15,000,000 17,954,550
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 9,145,000 10,188,079
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 8,750,000 10,017,612
University of Oregon ,
Revenue, 2018A, 5%, 4/01/48 ........................................ 14,500,000 17,879,370
Revenue, 2020A, 5%, 4/01/50 ........................................ 15,000,000 19,285,350
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/41 ....................................... 5,725,000 2,808,914
GO, 2018 A, Zero Cpn ., 6/15/42 ....................................... 5,900,000 2,768,280
GO, 2018 A, Zero Cpn ., 6/15/43 ....................................... 5,500,000 2,467,355
169,217,394
Pennsylvania 2.3%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,757,300
Bucks County Water and Sewer Authority ,
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/33 ................. 5,500,000 5,854,475
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/37 ................. 10,520,000 11,198,014
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 5,110,000 5,439,339
City of Philadelphia ,
Water & Wastewater, Revenue, 2010C, Pre-Refunded, AGMC Insured, 5%, 8/01/40 7,000,000 7,000,000
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 15,000,000 17,037,150
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2013 A-2, Pre-Refunded, 5%, 6/01/42 .............. 5,400,000 5,874,012
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2015A, 5%, 6/01/33 ............................ 4,550,000 5,376,962
Commonwealth of Pennsylvania , GO, First Series , 2015 , Refunding , AGMC Insured ,
5% , 8/15/26 ...................................................... 20,805,000 25,545,211
b
County of Allegheny , GO , C-78 , 4% , 11/01/45 ..............................
4,000,000 4,828,120
County of Lackawanna ,
GO, 2010B, AGMC Insured, 5%, 9/01/35 ................................ 2,850,000 2,860,374
GO, 2010B, Pre-Refunded, AGMC Insured, 5%, 9/01/35 ..................... 4,650,000 4,666,043
Delaware County Regional Water Quality Control Authority ,
Revenue, 2016, 5%, 11/01/41 ........................................ 5,000,000 6,113,050
Revenue, 2016, 5%, 11/01/46 ........................................ 10,315,000 12,535,304

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
$ 5,000,000 $ 6,050,600
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 3,500,000 4,114,145
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 657,612
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,183,080
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 9,409,050
Montour School District ,
GO, 2015A & B, AGMC Insured, 5%, 4/01/40 ............................. 3,170,000 3,754,580
GO, 2015A & B, AGMC Insured, 5%, 4/01/41 ............................. 2,000,000 2,363,340
GO, 2015A & B, AGMC Insured, 5%, 4/01/42 ............................. 2,000,000 2,356,780
Pennsylvania Economic Development Financing Authority , Aqua Pennsylvania, Inc. ,
Revenue , 2010B , 5% , 12/01/43 ....................................... 20,000,000 20,175,600
b
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/40 ..... 3,575,000 4,246,742
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/41 ..... 5,425,000 6,423,634
Pennsylvania Turnpike Commission , Revenue , 2009C , AGMC Insured , 6.25% , 6/01/33
5,000,000 6,479,550
School District of Philadelphia (The) ,
GO, 2016F, Refunding, 5%, 9/01/33 .................................... 6,415,000 7,741,365
GO, 2016F, Refunding, 5%, 9/01/36 .................................... 4,090,000 4,904,033
Sports & Exhibition Authority of Pittsburgh and Allegheny County , Revenue , 2010 ,
Refunding , AGMC Insured , 5% , 2/01/35 ................................. 18,000,000 18,033,840
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 12,148,300
Westmoreland County Municipal Authority , Revenue , 2016 , Refunding , BAM Insured ,
5% , 8/15/42 ...................................................... 17,205,000 20,324,439
250,452,044
Rhode Island 0.4%
Rhode Island Health and Educational Building Corp. ,
Lifespan Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/39 ............ 5,500,000 6,025,195
Town of East Greenwich, Revenue, 2012 A, 5%, 5/15/37 .................... 10,000,000 10,748,300
University of Rhode Island, Revenue, 2010B, Pre-Refunded, AGMC Insured, 5%,
9/15/30 ........................................................ 7,535,000 7,576,216
University of Rhode Island, Revenue, 2010B, Pre-Refunded, AGMC Insured, 5%,
9/15/35 ........................................................ 4,500,000 4,524,615
University of Rhode Island, Revenue, 2010B, Pre-Refunded, AGMC Insured, 5%,
9/15/40 ........................................................ 10,270,000 10,326,177
Rhode Island Housing and Mortgage Finance Corp. ,
Revenue, 10-A, 6.5%, 10/01/22 ....................................... 170,000 170,665
Revenue, 10-A, 6.5%, 4/01/27 ........................................ 130,000 130,490
Revenue, 15-A, 6.85%, 10/01/24 ...................................... 120,000 120,523
39,622,181
South Carolina 1.3%
City of Columbia ,
Waterworks & Sewer System, Revenue, 2019 A, 4%, 2/01/44 ................. 5,250,000 6,171,165
Waterworks & Sewer System, Revenue, 2019 A, 5%, 2/01/49 ................. 8,000,000 10,238,640
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 8,959,004
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,778,350
County of Greenwood ,
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/37 ..... 8,465,000 9,686,923
Self Regional Healthcare Auxiliary, Revenue, 2017, Refunding, 4%, 10/01/39 ..... 1,195,000 1,361,272

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
Piedmont Municipal Power Agency , Revenue , 1991 , Refunding , NATL Insured , 6.25% ,
1/01/21 ......................................................... $ 200,000 $ 204,852
South Carolina Jobs-Economic Development Authority ,
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 20,000,000 23,376,200
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 17,409,300
South Carolina Ports Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 10,000,000 12,252,400
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 12,522,371
South Carolina Public Service Authority , Revenue , 2015A , Refunding , 5% , 12/01/55 .
20,000,000 22,783,200
South Carolina State Housing Finance & Development Authority , Revenue , 2020 A ,
3% , 7/01/40 ...................................................... 2,000,000 2,159,820
Spartanburg Regional Health Services District ,
Obligated Group, Revenue, 2020 A, AGMC Insured, 4%, 4/15/37 .............. 1,415,000 1,672,870
Obligated Group, Revenue, 2020 A, AGMC Insured, 4%, 4/15/39 .............. 1,410,000 1,656,750
Obligated Group, Revenue, 2020 A, AGMC Insured, 4%, 4/15/45 .............. 2,750,000 3,179,137
Obligated Group, Revenue, 2020 A, AGMC Insured, 3%, 4/15/49 .............. 2,000,000 2,077,640
141,489,894
South Dakota 1.1%
Huron School District No. 2-2 , GO , 2013 , Refunding , 5% , 6/15/39 ...............
4,000,000 4,608,360
South Dakota Health & Educational Facilities Authority ,
Revenue, 2011A, 5.125%, 8/01/46 ..................................... 7,000,000 7,301,280
Revenue, 2012A, Refunding, 5%, 8/01/46 ............................... 6,005,000 6,488,282
Revenue, 2015A, Refunding, 5%, 8/01/38 ............................... 3,475,000 4,155,092
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 11,123,100
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 51,050,000 60,103,718
Regional Health System Obligated Group, Revenue, 2017, 4%, 9/01/37 ......... 10,920,000 12,481,669
Regional Health System Obligated Group, Revenue, 2017, 5%, 9/01/40 ......... 10,000,000 11,976,000
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 6,689,385
124,926,886
Tennessee 1.9%
City of Jackson , West Tennessee Healthcare Obligated Group , Revenue , 2015 ,
Refunding , 4% , 4/01/41 ............................................. 25,000,000 26,826,000
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 1998, Pre-Refunded,
NATL Insured, 5.125%, 7/01/25 ...................................... 65,000 66,063
Mountain States Health Alliance Obligated Group, Revenue, 1998, NATL Insured,
ETM, 5.25%, 7/01/28 ............................................. 8,500,000 9,205,330
Knox County Health Educational & Housing Facility Board , Covenant Health Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 ......................... 35,000,000 40,778,150
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 11,946,200
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 13,058,980
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,000,000 7,330,560
Water & Sewer, Revenue, 2017 B, 5%, 7/01/42 ........................... 21,645,000 26,620,536
Water & Sewer, Revenue, 2017 B, 5%, 7/01/46 ........................... 15,925,000 19,456,528
Metropolitan Nashville Airport Authority (The) , Revenue , 2019 B , 5% , 7/01/44 ......
20,000,000 24,957,800
Tennessee Housing Development Agency , Revenue , 2018-4 , Refunding , 4% , 7/01/43
6,975,000 7,791,075
Tennessee State School Bond Authority , Revenue , 2017A , 5% , 11/01/47 ..........
15,000,000 18,540,900
206,578,122

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 11.1%
Austin Community College District Public Facility Corp. , Revenue , 2012 , 5% , 8/01/36
$ 5,700,000 $ 6,188,319
Central Texas Regional Mobility Authority ,
Revenue, Senior Lien, 2011, Pre-Refunded, 6%, 1/01/41 .................... 14,000,000 14,336,000
Revenue, Senior Lien, 2015A, Refunding, 5%, 1/01/45 ...................... 5,000,000 5,656,400
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/40 ....................... 12,505,000 14,350,363
Revenue, Senior Lien, 2016, Refunding, 5%, 1/01/46 ....................... 11,245,000 12,787,589
Central Texas Turnpike System ,
Revenue, 2015-B, Refunding, 5%, 8/15/37 ............................... 10,000,000 11,383,700
Revenue, 2015-C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,516,050
Revenue, 2015-C, Refunding, 5%, 8/15/42 ............................... 20,000,000 21,897,800
Revenue, First Tier, Pre-Refunded, AGMC Insured, 5%, 8/15/41 ............... 25,665,000 28,166,930
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 22,022,400
City of Austin ,
Electric Utility, Revenue, 2015A, Refunding, 5%, 11/15/45 ................... 10,000,000 11,844,700
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 22,205,000
b
City of Brownsville ,
Utilities System, Revenue, 2020, Refunding, 4%, 9/01/45 .................... 2,000,000 2,382,860
Utilities System, Revenue, 2020, Refunding, 3%, 9/01/50 .................... 3,000,000 3,220,470
City of Corpus Christi ,
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/38 ......... 6,000,000 6,843,960
Utility System, Revenue, Junior Lien, 2013, Pre-Refunded, 5%, 7/15/43 ......... 7,000,000 7,984,620
Utility System, Revenue, Junior Lien, 2015A, 5%, 7/15/40 ................... 13,200,000 15,742,320
City of Dallas ,
Revenue, 2009, Refunding, AGMC Insured, 5.25%, 8/15/34 .................. 18,975,000 19,042,361
Waterworks & Sewer System, Revenue, 2010, Pre-Refunded, 5%, 10/01/35 ...... 10,000,000 10,076,978
Waterworks & Sewer System, Revenue, 2020 C, Refunding, 4%, 10/01/49 ....... 7,000,000 8,530,060
City of Houston ,
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/43 .. 7,500,000 9,185,625
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 5%, 11/15/45 .. 5,000,000 6,657,850
Combined Utility System, Revenue, First Lien, 2002 C, Refunding, 4%, 11/15/49 .. 5,000,000 6,051,700
Combined Utility System, Revenue, First Lien, 2011D, Pre-Refunded, 5%, 11/15/36 10,000,000 10,622,900
City of Laredo ,
Waterworks & Sewer System, Revenue, 2011, Pre-Refunded, AGMC Insured, 5%,
3/01/41 ........................................................ 2,500,000 2,569,650
Waterworks & Sewer System, Revenue, 2016, Refunding, 4%, 3/01/41 ......... 9,690,000 10,805,125
City of San Antonio , Electric & Gas Systems , Revenue, Junior Lien , 2013 , 5% , 2/01/38
10,000,000 10,987,600
City of San Marcos , Electric Utility System , Revenue , 2013 , BAM Insured , 5% , 11/01/33
6,300,000 6,916,896
Dallas Area Rapid Transit ,
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/46 ..................... 10,000,000 11,700,000
Revenue, Senior Lien, 2016A, Refunding, 5%, 12/01/48 ..................... 12,200,000 14,253,626
Dallas/Fort Worth International Airport ,
Revenue, 2010A, Pre-Refunded, 5%, 11/01/42 ............................ 25,000,000 25,296,500
Revenue, 2013D, Refunding, 5.25%, 11/01/32 ............................ 10,000,000 11,295,700
Ector County Independent School District , GO , 2013 , PSF Guaranty , 5% , 8/15/36 ...
10,355,000 11,662,836
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 18,027,750
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 24,201,000
Goose Creek Consolidated Independent School District , GO , 2013 , Pre-Refunded , PSF
Guaranty , 5% , 2/15/38 .............................................. 6,045,000 6,785,210
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn ., 10/01/45 .................................. 10,000,000 11,512,800
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 9,558,363
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 15,455,000 18,359,922
Harris County Cultural Education Facilities Finance Corp. ,
Houston Methodist Hospital Obligated Group, Revenue, 2015, 5%, 12/01/45 ..... 30,000,000 34,904,100
Memorial Hermann Health System Obligated Group, Revenue, 2016 A, 5%, 7/01/45 15,000,000 17,351,400

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County Toll Road Authority (The) , Revenue, Senior Lien , 2018 A , Refunding , 5% ,
8/15/43 ......................................................... $ 6,000,000 $ 7,456,980
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004A-3 , NATL Insured ,
Zero Cpn ., 11/15/37 ................................................ 6,300,000 2,562,588
Hidalgo County Regional Mobility Authority ,
Revenue, Senior Lien, 2013, Refunding, 5.25%, 12/01/38 .................... 5,000,000 5,596,900
Revenue, Senior Lien, 2013, Refunding, 5%, 12/01/43 ...................... 5,000,000 5,527,750
Lamar Consolidated Independent School District , GO , 2018 , PSF Guaranty , 5% ,
2/15/43 ......................................................... 30,000,000 36,729,900
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, Refunding, 5%, 5/15/36 ... 10,000,000 11,102,500
LCRA Transmission Services Corp., Revenue, 2018, Refunding, 5%, 5/15/43 ..... 10,000,000 12,419,100
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ 7,825,000 7,250,802
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/37 ..... 2,500,000 2,504,050
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016A-1, 5%, 4/01/46 ........ 6,000,000 7,034,520
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,300,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 6,058,551
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 12,089,839
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 241,525
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016A , 5% ,
1/01/41 ......................................................... 16,750,000 18,222,660
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 20,000,000 22,559,800
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 22,659,096
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/35 ......... 10,000,000 11,527,000
North Texas Tollway System, Revenue, 2015A, Refunding, 5%, 1/01/38 ......... 10,000,000 11,462,400
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/43 .. 47,000,000 57,021,810
North Texas Tollway System, Revenue, First Tier, 2017A, Refunding, 5%, 1/01/48 .. 33,500,000 40,326,630
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 30,319,000
North Texas Tollway System, Revenue, Second Tier, 2017B, Refunding, 5%, 1/01/48 10,000,000 11,832,900
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 30,299,495
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/37 .... 7,500,000 4,239,075
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn ., 9/01/43 .... 7,500,000 2,701,800
Special Projects System, Revenue, 2011 C, Pre-Refunded, 0%, 9/01/45 ......... 25,000,000 37,755,250
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,912,480
San Antonio Public Facilities Corp. , Revenue , 2012 , Refunding , 4% , 9/15/42 .......
36,500,000 38,061,470
San Antonio Water System ,
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/43 ...................... 12,000,000 15,284,280
Revenue, Junior Lien, 2018A, Refunding, 5%, 5/15/48 ...................... 10,000,000 12,680,400
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,016,450
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,010,320
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013A , 5% , 10/01/38 ............................................... 24,380,000 27,201,254
State of Texas , GO , 2014-A , Pre-Refunded , 5% , 10/01/39 .....................
30,000,000 35,973,900
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 12,237,600
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, 5.25%, 12/01/39 10,000,000 11,168,100
Hendrick Medical Center Obligated Group, Revenue, 2013, 5.5%, 9/01/43 ....... 5,350,000 5,915,763
Texas Health Resources Obligated Group, Revenue, 2015A, 5%, 11/15/52 ....... 5,000,000 5,691,400

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ $ 4,205,000 $ 4,725,201
Texas City Industrial Development Corp. , BP Pipelines North America, Inc. , Revenue ,
1990 , Refunding , 7.375% , 10/01/20 .................................... 500,000 504,635
Texas Department of Housing & Community Affairs , Revenue , 2020 A , GNMA Insured ,
3% , 9/01/45 ...................................................... 3,225,000 3,417,081
Texas Municipal Power Agency , Revenue, Sub. Lien , 2010 , Refunding , 5% , 9/01/40 .
15,250,000 15,296,970
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/48 ........................... 6,250,000 1,754,250
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/49 ........................... 5,000,000 1,330,800
Revenue, First Tier, 2019A, Zero Cpn ., 8/01/50 ........................... 5,500,000 1,382,260
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 30,049,500
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 5%, 4/15/49 15,000,000 19,200,750
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 5,723,250
1,215,225,468
Utah 1.6%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 3,084,510
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 11,835,300
County of Utah ,
IHC Health Services, Inc. Obligated Group, Revenue, 2020 A, 4%, 5/15/43 ....... 2,750,000 3,257,485
IHC Health Services, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/43 ....... 4,000,000 5,196,800
IHC Health Services, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/50 ....... 9,000,000 11,609,100
Jordan Valley Water Conservancy District ,
Revenue, 2011B, Pre-Refunded, 5%, 10/01/41 ............................ 15,000,000 15,483,600
Revenue, 2017 B, Refunding, 4%, 10/01/41 .............................. 6,000,000 6,867,960
Salt Lake City Corp. ,
Airport, Revenue, 2017A, 5%, 7/01/42 .................................. 15,000,000 17,829,900
Airport, Revenue, 2017A, 5%, 7/01/47 .................................. 10,000,000 11,800,500
Airport, Revenue, 2018A, 5%, 7/01/48 .................................. 9,400,000 11,271,070
Airport, Revenue, 2018A, 5.25%, 7/01/48 ................................ 10,000,000 12,170,800
University of Utah (The) ,
Revenue, 2013 A, Pre-Refunded, 5%, 8/01/43 ............................ 21,975,000 25,140,938
Revenue, 2018A, 5%, 8/01/44 ........................................ 12,240,000 15,460,711
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 12,099,100
Weber Basin Water Conservancy District , Revenue , 2013B , 5% , 4/01/39 ..........
7,180,000 7,975,616
171,083,390
Vermont 0.4%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2010, Refunding, 5%, 11/01/40 26,565,000 26,876,873
b
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 5,079,280
b
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 4%, 11/01/50 5,000,000 5,837,350
University of Vermont Health Network Obligated Group, Revenue, 2016A, Refunding,
5%, 12/01/36 ................................................... 5,000,000 5,894,650
43,688,153

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 1.0%
Chesterfield County Economic Development Authority , Bon Secours Health System,
Inc. Obligated Group , Revenue , 2008 C-2 , Pre-Refunded , AGMC Insured , 5% ,
11/01/42 ........................................................ $ 8,000,000 $ 8,089,920
Hampton Roads Sanitation District , Revenue , 2018 A , Pre-Refunded , 5% , 10/01/47 ..
14,575,000 19,386,207
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2018 A , 5% , 7/01/42 ................................................ 25,000,000 31,399,750
Virginia Commonwealth Transportation Board , Revenue , 2019 , 4% , 5/15/41 .......
13,585,000 16,306,483
Virginia Housing Development Authority , Revenue , 2019 E , 3.1% , 12/01/45 ........
6,760,000 7,312,968
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 76,773
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 14,535,000 15,071,051
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 7,500,000 7,761,825
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 7/01/49 ............. 3,000,000 3,102,210
108,507,187
Washington 2.8%
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 26,163,260
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 12,691,666
County of King ,
Sewer, Revenue, 2017, Refunding, 5%, 7/01/49 ........................... 12,000,000 14,755,320
b
Sewer, Revenue, 2020 A, Refunding, 4%, 1/01/47 ......................... 5,000,000 5,970,650
King County Housing Authority ,
Revenue, 2019, Refunding, 3%, 11/01/39 ................................ 10,000,000 10,792,900
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 5,000,000 5,364,100
Klickitat County Public Utility District No. 1 , Revenue , 2019 A , Refunding , AGMC
Insured , 3% , 12/01/41 .............................................. 3,030,000 3,260,068
NJB Properties , Revenue , 2006A , 5% , 12/01/36 ............................
5,000 5,018
North Thurston Public Schools ,
GO, 2020, 4%, 12/01/34 ............................................. 5,000,000 6,303,950
GO, 2020, 4%, 12/01/35 ............................................. 5,000,000 6,275,150
GO, 2020, 4%, 12/01/36 ............................................. 6,000,000 7,499,160
Port of Seattle ,
Revenue, 2018A, 5%, 5/01/43 ........................................ 15,500,000 18,141,510
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 4,369,240
State of Washington ,
GO, 2019 D, 5%, 6/01/43 ............................................ 11,040,000 14,190,374
GO, 2019 D, 5%, 6/01/44 ............................................ 11,595,000 14,865,950
GO, Senior Lien, 2012C, Refunding, 5%, 6/01/33 .......................... 5,000,000 5,190,900
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 35,881,586
Washington Health Care Facilities Authority ,
Revenue, 2014D, Pre-Refunded, 5%, 10/01/41 ........................... 150,000 178,153
Revenue, 2014D, 5%, 10/01/41 ....................................... 9,850,000 11,109,717
Fred Hutchinson Cancer Research Center, Revenue, 2017 A, 5%, 1/01/47 ....... 10,000,000 11,585,400
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 27,812,750
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 10,175,000 10,815,618
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 3,001,160
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/45 ........................................................ 2,105,000 2,653,879
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 5,000,000 5,744,300
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/50 ........................................................ 3,000,000 3,754,290
Seattle Children's Hospital Obligated Group, Revenue, 2015B, Refunding, 5%,
10/01/38 ....................................................... 15,000,000 17,290,650

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... $ 3,800,000 $ 4,583,978
Washington State Convention Center Public Facilities District , Revenue , 2018 , 5% ,
7/01/43 ......................................................... 13,870,000 15,638,286
305,888,983
West Virginia 0.9%
Berkeley County Public Service Sewer District , Revenue , 2016B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,208,270
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 15,858,130
Charleston Area Medical Center, Inc. Obligated Group, Revenue, 2019A, Refunding,
5%, 9/01/38 .................................................... 3,040,000 3,566,528
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/42 7,000,000 8,185,450
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 10,190,000 11,711,876
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 24,258,951
West Virginia University , Revenue , 2014A , Pre-Refunded , 5% , 10/01/44 ..........
21,800,000 25,941,128
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 6,147,700
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 6,560,317
103,438,350
Wisconsin 0.8%
Ashwaubenon Community Development Authority ,
County of Brown, Revenue, 2019, Zero Cpn ., 6/01/49 ....................... 16,185,000 5,647,756
County of Brown, Revenue, 2019, Zero Cpn ., 6/01/54 ....................... 53,000,000 14,670,400
City of Superior , DTE Electric Co. , Revenue , E-1991 , Refunding , NATL Insured , 6.9% ,
8/01/21 ......................................................... 3,000,000 3,191,880
Public Finance Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,426,491
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 2,205,342
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 10,000,000 11,595,100
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 16,937,550
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 23,107,200
Thedacare , Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,971,645
Wisconsin Housing & Economic Development Authority , Revenue , 2020 A , Refunding ,
3% , 3/01/39 ...................................................... 1,625,000 1,756,349
86,509,713
Wyoming 0.1%
Wyoming Community Development Authority , Revenue , 2018 1 , Refunding , 3.65% ,
12/01/33 ........................................................ 3,280,000 3,670,156
Wyoming Municipal Power Agency, Inc. , Revenue , 2017 A , Refunding , BAM Insured ,
5% , 1/01/42 ...................................................... 7,000,000 8,433,880
12,104,036
U.S. Territories 3.9%
District of Columbia 3.7%
District of Columbia ,
GO, 2019 A, 5%, 10/15/44 ........................................... 25,000,000 32,392,250
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,972,984
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,148,967

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... $ 7,000,000 $ 7,016,450
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 15,000,000 15,870,450
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,660,000 23,830,277
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 24,985,000 28,612,572
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,681,200
Children's Hospital Obligated Group, Revenue, 2015, Refunding, 5%, 7/15/40 .... 6,830,000 7,887,489
Georgetown University (The), Revenue, 2007 A, Pre-Refunded, AMBAC Insured, 5%,
4/01/32 ........................................................ 15,370,000 15,860,303
Income Tax, Revenue, 2019A, 4%, 3/01/44 .............................. 10,000,000 11,983,300
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 2,275,000 2,541,584
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 16,630,000 18,795,060
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 31,527,500
Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%, 10/01/44 ........... 7,350,000 9,647,022
Metropolitan Washington Airports Authority ,
Revenue, 2010-A, 5%, 10/01/39 ....................................... 5,000,000 5,038,450
Revenue, 2010-A, 5%, 10/01/35 ....................................... 5,000,000 5,038,450
Revenue, 2019A, Refunding, 5%, 10/01/44 .............................. 17,500,000 21,725,725
Revenue, 2019A, Refunding, 5%, 10/01/49 .............................. 15,000,000 18,503,400
Dulles Toll Road, Revenue, Second Lien, 2009C, AGMC Insured, 6.5%, 10/01/41 .. 25,000,000 31,635,000
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 14,972,040
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 16,415,000 16,447,666
Washington Metropolitan Area Transit Authority ,
Revenue, 2020A, 4%, 7/15/45 ........................................ 10,000,000 11,944,800
Revenue, 2020A, 5%, 7/15/45 ........................................ 40,000,000 52,330,400
410,403,339
Puerto Rico 0.2%
c
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 18,925,000 13,010,937
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 15,000,000 10,350,000
23,360,937
Total U.S. Territories .................................................................... 433,764,276
Total Municipal Bonds (Cost $9,940,479,816) ...................................
10,932,248,567
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
California 0.0%
†
d
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.1% , 5/15/32 .................................... 3,600,000 3,600,000
Minnesota 0.0%
†
d
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 0.17% , 11/15/35 ............................................... 5,000,000 5,000,000
New Mexico 0.1%
d
New Mexico Hospital Equipment Loan Council , Presbyterian Healthcare Services
Obligated Group , Revenue , 2008C , SPA Wells Fargo Bank NA , Daily VRDN and Put ,
0.17% , 8/01/34 ................................................... 5,500,000 5,500,000

Franklin Federal Tax Free Income Fund
Statement of Investments (unaudited)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 29.
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 0.0%
†
d
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 E , AGMC Insured , LOC TD Bank NA , Daily VRDN and Put , 0.14% ,
1/15/44 ......................................................... $ 5,000,000 $ 5,000,000
Tennessee 0.2%
d
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.15% , 6/01/34 ..................... 7,700,000 7,700,000
d
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.16% , 6/01/42 ................................... 11,100,000 11,100,000
18,800,000
Total Municipal Bonds (Cost $37,900,000) ......................................
37,900,000
Total Short Term Investments (Cost $37,900,000 ) ................................
37,900,000
a
Total Investments (Cost $9,978,379,816) 99.8% ..................................
$10,970,148,567
Other Assets, less Liabilities 0.2% .............................................
12,174,593
Net Assets 100.0% ...........................................................
$10,982,323,160
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Federal Tax Free Income Fund
Notes to Statement of Investments (unaudited)

5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC Berkshire Hathaway Assurance Corp.
COP Certificate of Participation
ETM Escrow to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
PSF Permanent School Fund
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.